Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
10.	Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are two years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 6.2%, the Company’s incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a) The components of lease expenses were as follows:

Year ended
December 31, 2019
US$
Lease cost:
Amortization of right-of-use assets	1,529,913
Interest of lease liabilities	106,324
Expenses for short-term lease within 12 months	187,741
Total lease cost	1,823,978

(b) Supplemental cash flow information related to leases was as follows:

Year ended
December 31, 2019
US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	1,494,644
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	680,773

(c) Supplemental balance sheet information related to leases was as follows:

December 31,
2019
US$
Operating Leases
Operating lease right-of-use assets	1,203,961
Operating lease liability, current	(1,052,046)
Operating lease liabilities, non-current	(69,347)
Total operating lease liabilities	(1,121,393)

December 31,
2019
Weighted-average remaining lease term
Operating leases	1.01 years
Weighted-average discount rate
Operating leases	6.2%

(d) Maturities of lease liabilities were as follows:

December 31,
2019
US$
2020	1,079,860
2021	70,080
Total undiscounted lease payments	1,149,939
Less: imputed interest	(28,546)
Total lease liabilities	1,121,393

(e) Future minimum lease payments for the Company’s operating leases were as follows:

December 31,
2018
US$
2019	1,698,358
2020	1,245,774
2021	70,080
2022 and thereafter	-
3,014,212